CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Sales	$ 1,650,034	$ 2,597,916	$ 1,778,908
Raw materials and energy consumption for production	(879,286)	(1,285,086)	(1,184,896)
Other operating income	100,992	147,356	110,085
Staff costs	(305,859)	(314,810)	(280,917)
Other operating expense	(270,090)	(346,252)	(296,809)
Depreciation and amortization charges	73,532	81,559	97,328
Impairment (loss) gain	(25,290)	(56,999)	137
Other (loss) gain	(29)	(19)	2,206
Operating profit	196,940	660,547	31,386
Finance income	5,422	2,274	253
Finance costs	(38,793)	(61,015)	(149,189)
Exchange differences	(7,551)	(9,995)	(2,386)
Profit (Loss) before tax	156,018	591,811	(119,936)
Income tax (expense) benefit	(57,540)	(147,983)	4,562
Total Profit (Loss) for the year	98,478	443,828	(115,374)
Profit (loss) attributable to the Parent (US$'000)	82,662	440,314	(110,624)
Profit (loss) attributable to non-controlling interests	15,816	3,514	(4,750)
Earnings per share
Profit (loss) attributable to the Parent (US$'000)	$ 82,662	$ 440,314	$ (110,624)
Weighted average number of basic shares outstanding	187,872,191	187,815,672	176,508,144
Weighted average number of dilutive shares outstanding	190,289,808	189,625,195	176,508,144
Basic earnings (loss) per ordinary share (U.S.$)	$ 0.44	$ 2.34	$ (0.63)
Diluted earnings (loss) per ordinary share (U.S.$)	$ 0.43	$ 2.32	$ (0.63)